FAIR VALUE MEASUREMENT (Details)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Jul. 31, 2015 CNY (¥)
Fair value measurement
Short-term investment	$ 2,032,674,966	¥ 14,112,862,288		¥ 8,235,785,516
China Eastern Airline
Fair value measurement
Available-for-sale investments		3,300,000,000
Tujia
Fair value measurement
Available-for-sale investments					¥ 2,800,000,000
Hanting
Fair value measurement
Available-for-sale investments	286,000,000	2,000,000,000
LY.com
Fair value measurement
Available-for-sale investments	219,000,000	1,500,000,000
eHi
Fair value measurement
Available-for-sale investments	88,000,000	612,000,000
Easy Go
Fair value measurement
Available-for-sale investments	33,000,000	228,000,000
Tuniu
Fair value measurement
Available-for-sale investments	36,000,000	253,000,000
MakeMyTrip
Fair value measurement
Available-for-sale investments	219,000,000	1,500,000,000
Measured on recurring basis
Fair value measurement
Available-for-sale investments	4,269,069,801	29,640,151,624	$ 2,608,508,915	16,897,399,041
Measured on recurring basis | China Eastern Airline
Fair value measurement
Available-for-sale investments	474,359,536	3,293,478,259
Measured on recurring basis | Tujia
Fair value measurement
Available-for-sale investments	443,840,671	3,081,585,780	444,093,550	2,876,749,196
Measured on recurring basis | Hanting
Fair value measurement
Available-for-sale investments	285,760,826	1,984,037,413	172,316,421	1,116,231,309
Measured on recurring basis | eLong
Fair value measurement
Available-for-sale investments	270,480,401	1,877,945,423
Measured on recurring basis | LY.com
Fair value measurement
Available-for-sale investments	219,420,441	1,523,436,120	269,429,377	1,745,309,616
Measured on recurring basis | eHi
Fair value measurement
Available-for-sale investments	88,190,914	612,309,518	122,552,275	793,869,127
Measured on recurring basis | Easy Go
Fair value measurement
Available-for-sale investments	32,884,616	228,317,887	81,401,352	527,301,676
Measured on recurring basis | Tuniu
Fair value measurement
Available-for-sale investments	36,403,016	252,746,139	66,482,308	430,659,093
Measured on recurring basis | MakeMyTrip
Fair value measurement
Available-for-sale investments	218,826,022	1,519,309,068
Measured on recurring basis | Others
Fair value measurement
Available-for-sale investments	13,583,609	94,311,000	48,896,665	316,742,816
Measured on recurring basis | Financial products
Fair value measurement
Short-term investment	1,211,910,189	8,414,292,445	1,225,263,112	7,937,009,389
Measured on recurring basis | Time deposits
Fair value measurement
Short-term investment	$ 973,409,560	6,758,382,572	$ 178,073,855	1,153,526,819
Measured on recurring basis | Level 1
Fair value measurement
Available-for-sale investments		7,661,880,397		2,340,759,529
Measured on recurring basis | Level 1 | China Eastern Airline
Fair value measurement
Available-for-sale investments		3,293,478,259
Measured on recurring basis | Level 1 | Hanting
Fair value measurement
Available-for-sale investments		1,984,037,413		1,116,231,309
Measured on recurring basis | Level 1 | eHi
Fair value measurement
Available-for-sale investments		612,309,518		793,869,127
Measured on recurring basis | Level 1 | Tuniu
Fair value measurement
Available-for-sale investments		252,746,139		430,659,093
Measured on recurring basis | Level 1 | MakeMyTrip
Fair value measurement
Available-for-sale investments		1,519,309,068
Measured on recurring basis | Level 2
Fair value measurement
Short-term investment		15,172,675,017		9,090,536,208
Measured on recurring basis | Level 2 | Financial products
Fair value measurement
Short-term investment		8,414,292,445		7,937,009,389
Measured on recurring basis | Level 2 | Time deposits
Fair value measurement
Short-term investment		6,758,382,572		1,153,526,819
Measured on recurring basis | Level 3
Fair value measurement
Available-for-sale investments		6,805,596,210		5,466,103,304
Measured on recurring basis | Level 3 | Tujia
Fair value measurement
Available-for-sale investments		3,081,585,780		2,876,749,196
Measured on recurring basis | Level 3 | eLong
Fair value measurement
Available-for-sale investments		1,877,945,423
Measured on recurring basis | Level 3 | LY.com
Fair value measurement
Available-for-sale investments		1,523,436,120		1,745,309,616
Measured on recurring basis | Level 3 | Easy Go
Fair value measurement
Available-for-sale investments		228,317,887		527,301,676
Measured on recurring basis | Level 3 | Others
Fair value measurement
Available-for-sale investments		¥ 94,311,000		¥ 316,742,816